Statements of Cash Flows (Unaudited) (Unaudited, USD $)	3 Months Ended		15 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Unaudited
OPERATING ACTIVITIES:
Net (loss)	$ (34,999)	$ (1,750)	$ (111,056)
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease/(increase) in prepaid	4,726		(1,333)
Increase in inventory	(4,808)		(43,158)
Increase in deposits	(995)		(2,995)
Increase/(decrease) in accounts payable and accrued liabilities	(1,042)	(750)	512
Increase in accounts payable to related parties	(750)		9,800
Net cash used by operating activities	(37,868)	(2,500)	(148,230)
FINANCING ACTIVITIES:
Contributed capital	37,500	2,500	139,690
Proceeds from loan - related party	5,000		5,000
Payments on loan - related party	(500)		(500)
Proceeds from loan			15,000
Net cash provided by financing activities	42,000	2,500	159,190
NET INCREASE (DECREASE) IN CASH	4,132		10,960
CASH AND EQUIVALENTS - BEGINNING	6,828
CASH AND EQUIVALENTS - ENDING	10,960		10,960
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid
Stock issued in spin off			65,847
Stock issued for incurring plantation costs			27,000
Stock issued for prepaid services			4,000
Stock issued for settlement of common stock payable	$ 37,500		$ 37,500